Note 15 - Parent Company Only Condensed Financial Information (Detail) - Condensed Statements of Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expenses:
Interest on subordinated debentures	$ 789	$ 1,089	$ 1,089
Income tax benefit	2,762	2,063	1,511
Net Income	7,052	5,835	5,096
Parent Company [Member]
Interest on notes	114	134	158
Other operating income	84	65	68
Dividends from subsidiaries	4,500	3,500	4,500
Expenses:
Interest on notes	114	134	159
Interest on subordinated debentures	789	1,089	1,089
Operating expenses	364	287	538
Income before income taxes and equity in undistributed earnings of subsidiaries	3,431	2,189	2,940
Income tax benefit	355	439	522
Equity in undistributed earnings of subsidiaries	3,266	3,207	1,634
Net Income	$ 7,052	$ 5,835	$ 5,096